Restructuring - Schedule of Company's Cost Optimization Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 42	$ 36
Ending Balance	23	42
Restructuring Reserve, Current			$ 12
Restructuring Reserve, Noncurrent			11	$ 23
Ending Balance	42	36	23	42
Resource Alignment Program
Restructuring Reserve [Roll Forward]
Charges incurred	(11)	(67)
Cash payments made	(30)	(61)
Resource Alignment Program | Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Beginning Balance	1	9
Charges incurred	(8)	(12)
Cash payments made	(8)	(20)
Ending Balance	1	1
Restructuring Reserve, Current			1
Restructuring Reserve, Noncurrent			0
Ending Balance	1	9	1	1
Resource Alignment Program | Facilities Costs
Restructuring Reserve [Roll Forward]
Beginning Balance	39	27
Charges incurred	(3)	(26)
Cash payments made	(20)	(14)
Ending Balance	22	39
Restructuring Reserve, Current			11
Restructuring Reserve, Noncurrent			11
Ending Balance	39	27	22	39
Resource Alignment Program | Other Charges
Restructuring Reserve [Roll Forward]
Beginning Balance	2	0
Charges incurred	0	(29)
Cash payments made	(2)	(27)
Ending Balance	0	2
Restructuring Reserve, Current			0
Restructuring Reserve, Noncurrent			0
Ending Balance	$ 2	$ 0	$ 0	$ 2